FS Global Credit Opportunities Fund
Unaudited Consolidated Schedule of Investments
As of March 31, 2021 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—59.9%
Advisor Group Holdings, Inc.	(e)	Diversified Financials	L+450		7/31/26	$14,962	$14,772	$14,976
Apex Tool Group, LLC	(e)	Capital Goods	L+525	1.3%	8/31/24	14,159	13,036	14,175
Arrow Purchaser Inc.	(e)(f)	Retailing	L+675	1.0%	2/26/26	10,000	9,850	9,950
Ascena Retail Group, Inc.	(e)(i)(p)	Retailing	L+450	0.8%	8/21/22	33,360	20,735	5,831
Aspect Software, Inc.	(g)(r)	Software & Services	L+500	1.0%	7/15/23	1,743	1,743	1,743
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+425	1.0%	3/18/24	14,626	12,229	14,596
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+625	1.0%	3/18/24	7,463	7,337	7,528
Belk, Inc.	(e)	Retailing	L+750	1.0%	7/31/25	967	961	969
Belk, Inc.	(e)(i)(p)	Retailing	10.0%		7/31/25	4,196	2,129	2,728
BusPatrol LLC	(r)	Commercial & Professional Services	L+1250	1.0%	9/24/24	4,147	4,110	4,080
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+1250	1.0%	9/24/24	4,453	4,413	4,381
Carnival Corp.	(e)	Consumer Services	L+750		6/26/25	26,810	26,533	27,739
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	24,497	24,065	24,244
Chinos Intermediate 2, LLC	(e)	Retailing	L+1000	1.0%	9/10/27	27,227	27,739	28,497
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	11,321	11,259	10,919
CITGO Petroleum Corp.	(e)	Energy	L+625	1.0%	3/28/24	34,247	34,027	34,361
Claire's Stores Inc.	(e)	Retailing	L+650		12/18/26	9,975	9,367	9,501
Corral Petroleum Sweden AB	(e)(r)	Energy	L+925		8/14/24	35,000	34,936	34,781
Cresco Labs, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	12.7%		1/23/23	45,000	44,684	46,350
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	8,523	8,412	8,535
ECL Entertainment, LLC	(e)	Media	L+750	0.8%	3/31/28	13,000	12,870	13,065
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	5,658	4,193	—
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	9,162	8,387	630
First Brands Group, LLC	(e)	Automobiles & Components	L+500	1.0%	3/30/27	25,000	24,750	25,031
Frontier Communications Corp.	(e)	Telecommunication Services	L+475	1.0%	10/8/21	23,500	23,313	23,470
Harland Clarke Holdings Corp.	(e)(f)	Commercial & Professional Services	L+475	1.0%	11/3/23	9,337	8,295	8,363

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Kindred Healthcare, Inc.	(e)	Health Care Equipment & Services	L+450		7/2/25		$21,777	$21,308	$21,859
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24		56,085	53,416	54,512
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25		26,258	25,909	26,307
MLN US Holdco LLC	(e)	Telecommunication Services	L+450		11/30/25		24,543	19,370	21,758
Monitronics International, Inc.	(e)	Consumer Services	L+500	1.5%	7/3/24		29,876	29,900	30,003
Monitronics International, Inc.	(e)	Consumer Services	L+650	1.3%	3/29/24		56,944	53,721	55,591
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24		35,000	34,287	33,891
One Call Care Management Inc.	(e)	Insurance	L+525	1.0%	11/27/22		7,941	7,440	7,911
Penney Borrower, LLC		Retailing	L+850	1.0%	12/7/26		1,106	978	1,040
Pioneer Energy Services Corp.	(n)(r)	Energy	L+475, 4.8% PIK (4.8% Max PIK)	1.5%	5/15/25		7,212	7,212	7,203
Playa Resorts Holding B.V.	(e)	Consumer Services	L+275	1.0%	4/29/24		11,222	9,619	10,814
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	L+700	1.0%	7/13/24		37,857	37,342	38,425
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+825	1.0%	4/29/25		38,841	38,238	39,792
RDV Resources Properties, LLC	(r)	Energy	L+650	1.0%	3/30/24		7,899	7,899	7,899
RentPath, LLC	(f)	Media	L+700	1.0%	6/30/21		109	108	110
S&S Holdings LLC	(e)	Retailing	L+500	0.5%	3/10/28		27,500	26,679	26,847
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26		15,422	15,616	16,830
Spectacle Gary Holdings, LLC	(e)	Consumer Services	L+900	2.0%	12/23/25		1,419	1,384	1,554
Spectacle Gary Holdings, LLC	(e)	Consumer Services	L+900	2.0%	12/23/25		19,581	19,092	21,441
Staples Canada, ULC	(e)(r)	Retailing	L+700	1.0%	9/12/24	C$	18,852	14,665	14,807
Sungard AS New Holdings III, LLC	(e)(r)(s)	Software & Services	L+375	1.0%	7/1/24		$3,883	4,017	4,029
Sungard AS New Holdings III, LLC	(e)(g)(r)(s)	Software & Services	L+375	1.0%	7/1/24		2,063	2,135	2,141
Surgery Center Holdings, Inc.		Health Care Equipment & Services	L+800	1.0%	8/31/24		495	487	507
Syncapay, Inc.		Software & Services	L+650	1.0%	12/10/27		32,297	31,037	32,297
Tensar Corp.	(e)	Materials	L+675	1.0%	8/20/25		17,955	17,538	18,090
Thryv, Inc.	(e)	Media	L+850	1.0%	3/1/26		17,500	16,979	17,566
Wok Holdings, Inc.	(e)	Consumer Services	L+625		3/1/26		19,600	19,452	18,787
Total Senior Secured Loans—First Lien								909,973	908,454
Unfunded Loan Commitments								(8,291)	(8,291)
Net Senior Secured Loans—First Lien								901,682	900,163

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—Second Lien—10.1%
Fairway Group Acquisition Co.	(i)(p)(r)(s)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24	$5,113	$3,679	$—
First Brands Group, LLC	(e)	Automobiles & Components	L+850	1.0%	3/30/28	20,000	19,600	19,900
Infinite Bidco LLC	(e)	Capital Goods	L+700	0.5%	3/2/29	10,000	9,951	10,063
Livingston International, Inc.	(e)	Transportation	L+950		4/30/27	25,000	23,949	24,625
MLN US Holdco LLC	(e)	Telecommunication Services	L+875		11/30/26	25,500	24,554	13,017
NGS US Finco, LLC	(e)	Energy	L+850	1.0%	4/1/26	30,000	29,655	28,050
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	19,669
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,306
Sungard AS New Holdings III, LLC	(e)(r)(s)	Software & Services	L+400	1.0%	8/1/24	14,617	14,617	14,617
TruGreen, LP	(e)	Commercial & Professional Services	L+850	0.8%	10/30/28	10,000	9,809	10,350
Women's Care Investments, Inc.	(e)	Health Care Equipment & Services	L+825	0.8%	1/12/29	8,000	7,843	8,000
Zaxby's Operating Company L.P.	(e)	Consumer Services	L+650	0.8%	12/9/28	1,000	995	1,016
Total Senior Secured Loans—Second Lien							165,098	151,613

Senior Secured Bonds—26.1%
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,628	8,831
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	11,786
CITGO Holding Inc.	(e)(n)	Energy	9.3%		8/1/24	20,000	20,000	19,888
CITGO Petroleum Corp.	(e)(n)	Energy	7.0%		6/15/25	2,000	2,000	2,061
Cleaver-Brooks Inc.	(e)(n)	Capital Goods	7.9%		3/1/23	30,049	29,556	29,558
CSI Compressco LP	(e)(n)(p)	Energy	10.0%		4/1/26	17,934	9,860	15,872
CSI Compressco LP	(e)(n)(p)	Energy	7.5%		4/1/25	12,711	11,524	12,941
CSVC Acquisition Corp.	(e)(n)(p)	Diversified Financials	7.8%		6/15/25	41,897	36,410	35,870
Diebold, Inc.	(n)(o)	Technology Hardware & Equipment	9.4%		7/15/25	10,000	9,912	11,156
Digicel International Finance Limited	(e)(n)	Telecommunication Services	8.8%		5/25/24	35,000	34,643	36,225
Guitar Center, Inc.	(e)(n)	Retailing	8.5%		1/15/26	18,000	18,137	19,057
HC2 Holdings, Inc.	(e)(n)	Capital Goods	8.5%		2/1/26	15,000	15,000	14,906
JW Aluminum Co.	(e)(n)(o)	Materials	10.3%		6/1/26	43,500	44,258	46,156
Kronos Acquisition Holdings Inc.	(n)	Household & Personal Products	5.0%		12/31/26	10,000	10,000	10,013
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	26,506	25,990	26,506
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	27,625
Royal Caribbean Cruises Ltd.	(n)(o)	Consumer Services	11.5%		6/1/25	10,000	9,934	11,675
Stonegate Pub Company Ltd.	(o)	Consumer Services	8.3%		7/31/25	£19,000	24,169	27,769

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
StoneMor Partners L.P.	(e)	Consumer Services	9.9%		6/30/24	$8,958	$8,743	$8,935
Triumph Group, Inc.	(n)(o)	Capital Goods	8.9%		6/1/24	5,000	5,000	5,635
Uniti Group LP	(n)(o)	Real Estate	7.9%		2/15/25	9,000	9,186	9,741
Total Senior Secured Bonds							366,950	392,206

Subordinated Debt—6.5%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	31,173
Advisor Group Holdings, Inc.	(e)(n)	Diversified Financials	10.8%		8/1/27	25,200	23,902	28,276
Carnival Corp.	(n)(o)	Consumer Services	5.8%		3/1/27	5,000	5,000	5,138
Carnival Corp.	(n)(o)	Consumer Services	7.6%		3/1/26	3,000	3,000	3,227
Cleanview Sponsor, LLC	(i)(r)	Diversified Financials			6/30/21	125	125	125
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	7.6%		5/1/26	8,000	8,000	8,390
Kronos Acquisition Holdings Inc.	(n)	Household & Personal Products	7.0%		12/31/27	5,000	5,000	4,798
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel			1/15/22	452	452	—
Pioneer Energy Services Corp.	(n)(r)	Energy	5.0% PIK (5.0% Max PIK)		11/15/25	5,107	3,515	3,575
Redwood Trust Inc.	(e)	Diversified Financials	4.8%		8/15/23	12,900	12,223	12,932
Total Subordinated Debt							88,217	97,634

Asset Based Finance—6.4%
BCP Great Lakes Fund LP	(r)(t)	Diversified Financials	11.4%		11/28/28	36,191	36,506	36,824
BCP Great Lakes Fund LP	(g)(r)(t)	Diversified Financials	11.4%		11/28/28	13,809	13,929	14,051
Bridge Street CLO I Ltd.	(n)(r)	Diversified Financials	13.3%		4/3/27	28,200	26,645	28,083
Deutsche Bank AG Frankfurt (CRAFT 2017-1)	(e)(n)(r)	Diversified Financials	11.3%		10/20/26	22,189	22,029	19,371
Stabilis BH Lender, LLC	(r)(t)	Consumer Services	L+925	1.0%	12/26/21	11,800	11,800	11,844
Total Asset Based Finance							110,909	110,173
Unfunded Commitments							(13,929)	(13,929)
Net Asset Based Finance							96,980	96,244

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Special Purpose Acquisition Vehicles—5.9%
ABG Acquisition Corp. I	(i)	Diversified Financials			50,000	$500	$494
Advanced Merger Partners Inc.	(i)	Diversified Financials			155,000	1,554	1,550
Agile Growth Corp.	(i)	Diversified Financials			150,000	1,502	1,490
Alkuri Global Acquisition Corp.	(i)	Diversified Financials			113,360	1,135	1,120
Altimar Acquisition Corp. III	(i)	Diversified Financials			210,000	2,104	2,100
Anzu Special Acquisition Corp. I	(i)	Diversified Financials			105,400	1,053	1,052
ArcLight Clean Transition Corp. II	(i)	Diversified Financials			1,000	10	10

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Arrowroot Acquisition Corp.	(i)	Diversified Financials			100,000	$1,000	$995
Atlantic Coastal Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	985
Aurora Acquisition Corp.	(i)	Diversified Financials			1,000	10	10
Austerlitz Acquisition Corp.	(i)	Diversified Financials			100,000	1,017	1,003
BOA Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	991
Cartesian Growth Corp.	(i)	Diversified Financials			175,000	1,752	1,741
CF Acquisition Corp. VI	(i)	Diversified Financials			10,000	100	99
Colicity Inc.	(i)	Diversified Financials			1,000	10	10
Colonnade Acquisition Corp. II	(i)	Diversified Financials			5,000	50	49
Digital Transformation Opportunities Corp.	(i)	Diversified Financials			200,000	2,004	1,978
dMY Technology Group Inc. IV	(i)	Diversified Financials			25,000	250	251
EJF Acquisition Corp.	(i)	Diversified Financials			141,640	1,422	1,409
FAST Acquisition Corp. II	(i)	Diversified Financials			300,000	3,000	2,982
First Reserve Sustainable Growth Corp.	(i)	Diversified Financials			5,000	50	50
Forest Road Acquisition Corp. II	(i)	Diversified Financials			10,000	100	100
Forum Merger IV Corp.	(i)	Diversified Financials			400,000	4,000	3,960
FTAC Athena Acquisition Corp.	(i)	Diversified Financials			25,000	250	250
FTAC Hera Acquisition Corp.	(i)	Diversified Financials			100,000	999	999
Fusion Acquisition Corp. II	(i)	Diversified Financials			125,000	1,253	1,241
Glass Houses Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	1,003
Global Partner Acquisition Corp. II	(i)	Diversified Financials			1,076	11	11
Golden Arrow Merger Corp.	(i)	Diversified Financials			1,000,000	10,000	9,950
Goldenbridge Acquisition Ltd.	(i)	Diversified Financials			25,000	250	250
GX Acquisition Corp. II	(i)	Diversified Financials			1,000,000	10,000	9,990
Isos Acquisition Corp.	(i)	Diversified Financials			150,000	1,503	1,494
Landcadia Holdings IV Inc.	(i)	Diversified Financials			500,000	5,000	4,950
Lazard Growth Acquisition Corp.	(i)	Diversified Financials			5,000	50	50
Leo Holdings III Corp.	(i)	Diversified Financials			101,200	1,016	992
Live Oak Mobility Acquisition Corp.	(i)	Diversified Financials			50,000	500	499
M3-Brigade Acquisition II Corp.	(i)	Diversified Financials			100,000	1,000	992
Mason Industrial Technology, Inc.	(i)	Diversified Financials			150,000	1,522	1,491
MCAP Acquisition Corp.	(i)	Diversified Financials			147,072	1,473	1,463
Mission Advancement Corp.	(i)	Diversified Financials			100,000	1,000	995
Monument Circle Acquisition Corp.	(i)	Diversified Financials			50,000	504	493
MSD Acquisition Corp.	(i)	Diversified Financials			50,000	500	508
New Vista Acquisition Corp.	(i)	Diversified Financials			1,000	10	10
NextGen Acquisition Corp. II	(i)	Diversified Financials			400,000	4,000	3,960
North Atlantic Acquisition Corp.	(i)	Diversified Financials			150,000	1,503	1,493
Northern Star Investment Corp. III	(i)	Diversified Financials			100,000	1,004	995
Peridot Acquisition Corp. II	(i)	Diversified Financials			150,000	1,504	1,491

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Pine Technology Acquisition Corp.	(i)	Diversified Financials			525,000	$5,250	$5,213
Plum Acquisition Corp. I	(i)	Diversified Financials			50,000	500	498
Progress Acquisition Corp.	(i)	Diversified Financials			150,000	1,505	1,478
PWP Forward Acquisition Corp. I	(i)	Diversified Financials			100,000	1,002	997
Rosecliff Acquisition Corp. I	(i)	Diversified Financials			100,000	1,016	992
RXR Acquisition Corp.	(i)	Diversified Financials			81,888	819	807
Simon Property Group Acquisition Holdings, Inc.	(i)	Diversified Financials			5,000	50	50
Slam Corp.	(i)	Diversified Financials			151,000	1,528	1,498
Soaring Eagle Acquisition Co.	(i)	Diversified Financials			10,000	100	101
Tailwind Two Acquisition Corp.	(i)	Diversified Financials			250,000	2,500	2,470
TCW Special Purpose Acquisition Corp.	(i)	Diversified Financials			201,000	2,015	2,000
Tribe Capital Growth Corp. I	(i)	Diversified Financials			50,000	500	503
Twin Ridge Capital Acquisition Corp.	(i)	Diversified Financials			81,521	816	811
USHG Acquisition Corp.	(i)	Diversified Financials			10,000	100	101
Virtuoso Acquisition Corp.	(i)	Diversified Financials			50,000	505	493
VPC Impact Acquisition Holdings II	(i)	Diversified Financials			25,204	253	249
Total Special Purpose Acquisition Vehicles						88,934	88,260

Equity/Other—20.0%
Aspect Software Parent, Inc., Warrants	(i)(r)	Software & Services			598,778	—	813
Avantor, Inc., Common Equity	(i)	Materials			2,844	40	82
Belk, Inc., Common Equity	(e)(i)	Retailing			580	15	15
Bright Pattern, Inc., Common Equity	(i)(r)	Software & Services			599,720	973	1,094
Chinos Holdings, Inc., Common Equity	(f)(i)	Retailing			2,778,253	31,255	31,701
Chinos Holdings, Inc., Warrants	(i)	Retailing			1,162,738	4,070	4,070
EQ Health Sponsor Group, LLC, Common Equity	(i)(r)	Health Care Equipment & Services			904,952	905	1,343
Extraction Oil & Gas, Inc., Common Equity	(i)(o)	Energy			184,442	2,997	6,629
Fairway Group Holdings Corp., Common Equity	(i)(r)(s)	Food & Staples Retailing			76,517	2,458	—
Guitar Center, Inc., Preferred Equity	(e)(r)	Retailing	15.0% PIK (15.0% Max PIK)		61,250	6,125	6,125
Invesco Senior Loan ETF	(e)	Diversified Financials			4,013,714	88,560	88,823
iShares iBoxx High Yield Corporate Bond ETF	(e)	Diversified Financials			409,800	34,333	35,726
J.C. Penney Company, Inc., Common Equity	(i)	Retailing			159,498	2,632	2,893
Penney Borrower, LLC, Earnouts	(i)	Diversified Financials			21,267	170	237
Penn Foster Inc., Preferred Equity	(e)(r)	Consumer Services	L+975	1.0%	433,462	42,500	43,671
Pioneer Energy Services Corp., Common Equity	(e)(i)(r)	Energy			17,857	22	—
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	5,109	6,491

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy			1,960,162	$12,044	$9,316
SCM EPIC, LLC, Common Equity	(i)(q)(r)(t)	Energy			34,800	35,860	48,890
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	3,202
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing			7	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Retailing			98	2	—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(s)	Software & Services			272,014	19,011	9,032
Total Equity/Other						291,533	300,153
TOTAL INVESTMENTS—134.9%						$1,999,394	2,026,273
Credit Facilities Payable—(24.3)%							(365,000)
Term Preferred Shares, at Liquidation Value, Net—(19.8)%							(297,754)
Other Assets in Excess of Liabilities—9.2%	(j)						137,966
NET ASSETS—100.0%							$1,501,485
Shares Outstanding							199,789,926
Net Asset Value per Common Share at End of Period							$7.52
_________________
C$ – Canadian Dollar.
£ – British Pound.

Investments Sold Short	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(d)
Portfolio Company(a)
Investments Sold Short—(0.0)%
Avantor, Inc., Common Equity	(i)	Materials	(2,844)	$(44)	$(82)
Total				$(44)	$(82)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	4/15/21	USD	24,067	CAD	30,250	$5
JPMorgan Chase Bank, N.A.	4/15/21	USD	2,992	EUR	2,500	54
JPMorgan Chase Bank, N.A.	4/15/21	USD	28,294	GBP	20,250	352
Total						$411
_________________
CAD—Canadian Dollar.
EUR—Euro.
GBP—British Pound.
USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at March 31, 2021(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Credit Suisse International	1.0%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	$(772)	$(601)	$(171)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	1.0%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(463)	(361)	(102)
United Rentals North America, Inc.	Barclays Bank PLC	1.0%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	(309)	(241)	(68)
Total								$(1,544)	$(1,203)	$(341)

Total Return Swaps			Interest Rate(m)	Maturity	Number of Shares	Notional	Unrealized Appreciation (Depreciation)
Reference Entity	Counterparty	Industry
Invesco Senior Loan ETF	Goldman Sachs International	Diversified Financials	L+0.30%	3/24/22	530,000	$11,724	$5
Total							$5
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2021, the three-month London Interbank Offered Rate (“L”) was 0.19%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.
(e)	Security or portion thereof held by Blair Funding LLC (“Blair Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of March 31, 2021.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	The variable rate securities underlying the total return swap bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2021, the one-month London Interbank Offered Rate (“L”) was 0.11%.

(n)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $468,230, which represents approximately 31.2% of net assets as of March 31, 2021. As of March 31, 2021, the Fund held one restricted security as to resale, Avantor, Inc., Common Equity, which the Fund had acquired on May 16, 2019 at a cost of $2,739. Total market value of the restricted security amounts to $82, which represents approximately 0.0% of net assets as of March 31, 2021.
(o)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.
(p)	Security was on non-accrual status as of March 31, 2021.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(s)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2021, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2021:

Portfolio Company	Fair Value at December 31, 2020	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2021	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Fairway Group Acquisition Co.	$—	$—	$—	$—	$—	$—	$—	$—
Fairway Group Acquisition Co.	401	—	—	—	229	630	—	—
Sungard AS New Holdings III, LLC	4,016	2	—	—	11	4,029	41	36
Sungard AS New Holdings III, LLC(4)	1	—	—	—	5	6	13	—
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	14,582	35	—	—	—	14,617	183	100
Equity/Other
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	9,028	—	—	—	4	9,032	—	—
Total	$28,028	$37	$—	$—	$249	$28,314	$237	$136
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest and PIK income are presented for the full three months ended March 31, 2021.
(4)Security is an unfunded commitment with amortized cost of $2,135 and fair value of $2,141.

(t)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2021, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2021:

Portfolio Company	Fair Value at December 31, 2020	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2021	Interest Income(3)
Asset Based Finance
BCP Great Lakes Fund LP(4)	$40,903	$3,070	$(9,703)	$—	$2,676	$36,946	$1,534
Stabilis BH Lender, LLC	11,800	—	—	—	44	11,844	277
Equity/Other
SCM EPIC, LLC, Common Equity	39,267	1,492	—	—	8,131	48,890	—
Total	$91,970	$4,562	$(9,703)	$—	$10,851	$97,680	$1,811
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income presented for the full three months ended March 31, 2021.
(4)Security includes a partially unfunded commitment with amortized cost of $13,929 and fair value of $14,051.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2021 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2020.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2021:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$901,682	$900,163	44%
Senior Secured Loans—Second Lien	165,098	151,613	8%
Senior Secured Bonds	366,950	392,206	19%
Subordinated Debt	88,217	97,634	5%
Asset Based Finance	96,980	96,244	5%
Special Purpose Acquisition Vehicles	88,934	88,260	4%
Equity/Other	291,533	300,153	15%
Total	$1,999,394	$2,026,273	100%
Investments Sold Short	$(44)	$(82)
__________________________
(1)    Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2021, the Fund held investments in three portfolio companies of which it is deemed to “control,” and held investments in two portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (s) and (t) to the unaudited consolidated schedule of investments as of March 31, 2021 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2021, the Fund had three senior secured loan investments with aggregate unfunded commitments of $8,291 and one asset based finance investment with an unfunded commitment of $13,929. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$44,931	2%
Capital Goods	139,268	7%
Commercial & Professional Services	22,761	1%
Consumer Services	308,356	15%
Diversified Financials	397,778	20%
Energy	290,883	14%
Food & Staples Retailing	630	0%
Health Care Equipment & Services	172,381	9%
Household & Personal Products	14,811	1%
Insurance	39,084	2%
Materials	64,328	3%
Media	30,741	2%
Pharmaceuticals, Biotechnology & Life Sciences	46,350	2%
Real Estate	9,741	0%
Retailing	164,268	8%
Software & Services	88,195	4%
Technology Hardware & Equipment	11,156	1%
Telecommunication Services	94,470	5%
Transportation	86,141	4%
Total	$2,026,273	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2021:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,856,379	92%
Europe	81,921	4%
Other	87,973	4%
Total	$2,026,273	100%
______________
(1)Geographic location based on the portfolio company’s headquarters or principal place of business.
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2021, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$725,155	$175,008	$900,163
Senior Secured Loans—Second Lien	—	115,021	36,592	151,613
Senior Secured Bonds	—	365,700	26,506	392,206
Subordinated Debt	—	93,934	3,700	97,634
Asset Based Finance	—	—	96,244	96,244
Special Purpose Acquisition Vehicles	88,260	—	—	88,260
Equity/Other	131,260	38,916	129,977	300,153
Total Investments	219,520	1,338,726	468,027	2,026,273
Forward Foreign Currency Exchange Contracts	—	411	—	411
Total Return Swaps	—	5	—	5
Total Assets	$219,520	$1,339,142	$468,027	$2,026,689

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$82	$—	$—	$82
Credit Default Swaps—Buy Protection	—	1,544	—	1,544
Total Liabilities	$82	$1,544	$—	$1,626
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2021:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$188,408	$36,451	$—	$2,554	$136,702	$106,085	$470,200
Accretion of discount (amortization of premium)	171	—	8	61	(31)	16	225
Net realized gain (loss)	4	—	—	—	—	36	40
Net change in unrealized appreciation (depreciation)	1,459	106	516	960	3,403	11,867	18,311
Purchases	(9,657)	—	25,676	125	29,747	5,958	51,849
Paid-in-kind interest	680	35	306	—	—	—	1,021
Sales and repayments	(6,057)	—	—	—	(73,577)	(416)	(80,050)
Net transfers in or out of Level 3(1)	—	—	—	—	—	6,431	6,431
Fair value at end of period	$175,008	$36,592	$26,506	$3,700	$96,244	$129,977	$468,027
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$2,198	$106	$516	$960	$3,403	$11,867	$19,050
(1)Transfers in or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market.